Condensed Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares authorized (in shares)	1,000,000	1,000,000
Class A Ordinary Shares
Ordinary shares, subject to possible redemption (in shares)	14,375,000
Redemption value per share (in Dollars per share)	$ 10.20
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	143,750	0
Ordinary shares, shares outstanding (in shares)	143,750	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	3,593,750
Ordinary shares, shares outstanding (in shares)	3,593,750	0